UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22888

Wildermuth Endowment Strategy Fund
(Exact name of Registrant as specified in charter)

11525 Park Woods Circle, Ste. 200
Alpharetta, GA 30005
(Address of principal executive offices) (Zip code)

Daniel Wildermuth
Wildermuth Advisory, LLC
11525 Park Woods Circle, Ste. 200
Alpharetta, GA 30005
 (Name and address of agent for service)

Registrant's telephone number, including area code: (678) 222-3100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

FORM N-Q

Item 1. Schedule of Investments.

Wildermuth Endowment Strategy Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares or Principal Amount		Value

	COMMON STOCKS – 26.4%
	ADVERTISING – 0.2%
13,734	Havas SA	$150,199

	AGRICULTURE – 0.6%
1,239	Bunge, Ltd.	86,061
2,117	Sipef SA	156,166
4,098	Swedish Match AB	143,438
		385,665
	AIRLINES – 0.4%
35,701	Qantas Airways, Ltd.	163,309
2,200	Southwest Airlines Co.	123,156
		286,465
	AUTO MANUFACTURERS – 0.4%
13,700	Nissan Motor Co., Ltd.	135,643
3,100	Suzuki Motor Corp.	162,539
		298,182
	AUTO PARTS & EQUIPMENT – 0.3%
4,100	American Axle & Manufacturing Holdings, Inc.(a)	72,078
1,701	Tenneco, Inc.	103,200
		175,278
	BANKS – 2.6%
16,657	Bendigo & Adelaide Bank, Ltd.	151,736
1,259	Capital One Financial Corp.	106,587
19,000	Chiba Bank, Ltd.	135,877
4,000	Customers Bancorp, Inc.(a)	130,480
9,000	Deutsche Bank AG	155,657
3,943	Erste Group Bank AG(a)	170,348
9,669	FNB Corp.	135,656
1,441	JPMorgan Chase & Co.	137,630
11,114	Mitsubishi UFJ Financial Group, Inc., ADR	71,574
18,000	Oversea-Chinese Banking Corp., Ltd.	147,923
3,900	Sumitomo Mitsui Trust Holdings, Inc.	140,700
2,447	Wells Fargo & Co.	134,952
2,100	Western Alliance Bancorp(a)	111,468
		1,730,588
	BEVERAGES – 0.3%
926	Constellation Brands, Inc., Class A	184,691

	BIOTECHNOLOGY – 0.1%
769	United Therapeutics Corp.(a)	90,119

	BUILDING MATERIALS – 0.9%
3,300	Asahi Glass Co., Ltd.	122,396
10,300	Nihon Flush Co., Ltd.	153,450

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
September 30, 2017 (Unaudited)

Shares or Principal Amount		Value

	COMMON STOCKS (CONTINUED)
	BUILDING MATERIALS (Continued)
4,126	Owens Corning	$319,146
		594,992
	CHEMICALS – 0.8%
2,747	Croda International PLC	139,782
1,459	LyondellBasell Industries NV, Class A	144,514
5,300	Orion Engineered Carbons SA	118,985
7,210	Teijin, Ltd.	142,067
		545,348
	COMMERCIAL SERVICES – 1.2%
1,673	Groupe Crit	159,745
4,098	Intrum Justitia AB	144,593
13,046	McMillan Shakespeare, Ltd.	150,472
884	S&P Global, Inc.	138,178
1,294	United Rentals, Inc.(a)	179,529
		772,517
	COMPUTERS – 0.2%
1,114	International Business Machines Corp.	161,619

	DISTRIBUTION/WHOLESALE – 0.2%
13,416	Inchcape PLC	155,326

	DIVERSIFIED FINANCIAL SERVICES – 0.5%
5,700	Ally Financial, Inc.	138,282
26,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	137,663
4,000	Pzena Investment Management, Inc., Class A	43,560
		319,505
	ELECTRIC – 0.2%
5,100	Atlantica Yield PLC	100,470

	ELECTRICAL COMPONENTS & EQUIPMENT – 0.2%
1,998	OSRAM Licht AG	159,457

	ELECTRONICS – 0.4%
61,700	Japan Display, Inc.(a)	119,492
4,000	Orbotech, Ltd.(a)	168,840
		288,332
	ENERGY-ALTERNATE SOURCES – 0.2%
12,846	Innergex Renewable Energy, Inc.	147,595

	ENGINEERING & CONSTRUCTION – 0.2%
2,176	Argan, Inc.	146,336

	FOOD – 1.1%
14,659	Amira Nature Foods, Ltd.(a)	88,247
14,610	Darling Ingredients, Inc.(a)	255,967

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
September 30, 2017 (Unaudited)

Shares or Principal Amount		Value

	COMMON STOCKS (CONTINUED)
	FOOD (Continued)
1,521	Fresh Del Monte Produce, Inc.	$69,145
23,872	Synlait Milk, Ltd. - Australia(a)	115,192
23,500	Synlait Milk, Ltd. - New Zealand(a)	112,633
3,139	United Natural Foods, Inc.(a)	130,551
		771,735
	FOREST PRODUCTS & PAPER – 0.2%
11,949	Mercer International, Inc.	141,596

	GAS – 0.1%
1,403	UGI Corp.	65,745

	HEALTHCARE-PRODUCTS – 0.2%
4,194	Exactech, Inc.(a)	138,192

	HEALTHCARE-SERVICES – 0.8%
1,621	Fresenius SE & Co. KGaA	130,788
8,241	HealthSouth Corp.	381,970
		512,758
	HOME FURNISHINGS – 0.2%
10,829	Panasonic Corp.	156,858

	INSURANCE – 0.4%
1,548	Swiss Re AG(a)	140,306
2,547	Unum Group	130,228
		270,534
	INTERNET – 0.2%
578	Iliad SA	153,639

	LEISURE TIME – 0.4%
6,000	Basic-Fit NV(a)	132,640
3,044	Norwegian Cruise Line Holdings, Ltd.(a)	164,528
		297,168
	LODGING – 0.5%
1,650	Marriott International, Inc., Class A	181,929
1,233	Wyndham Worldwide Corp.	129,970
		311,899
	MACHINERY-DIVERSIFIED – 1.0%
698	Cummins, Inc.	117,285
794	Deere & Co.	99,719
8,700	Eagle Industry Co., Ltd.	159,601
3,586	Hollysys Automation Technologies, Ltd.	77,493
2,000	Zebra Technologies Corp., Class A(a)	217,160
		671,258

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
September 30, 2017 (Unaudited)

Shares or Principal Amount		Value

	COMMON STOCKS (CONTINUED)
	MEDIA – 0.2%
550	FactSet Research Systems, Inc.	$99,060

	MINING – 0.7%
12,565	Coeur Mining, Inc.(a)	115,472
20,072	Hudbay Minerals, Inc.	149,537
1,358	Kaiser Aluminum Corp.	140,064
24,880	Yamana Gold, Inc.	65,932
		471,005
	OIL & GAS – 1.4%
1,667	Andeavor	171,951
7,450	Enerplus Corp.	73,531
4,863	Marathon Oil Corp.	65,942
4,469	Murphy Oil Corp.	118,697
3,505	Neste Oyj	153,103
2,600	PBF Energy, Inc., Class A	71,786
6,500	Tourmaline Oil Corp.(a)	131,850
3,538	Unit Corp.(a)	72,812
1,335	Valero Energy Corp.	102,702
		962,374
	OIL & GAS SERVICES – 0.3%
10,299	Subsea 7 SA	169,099

	PHARMACEUTICALS – 2.0%
9,700	Astellas Pharma, Inc.	123,356
530	Bayer AG	72,241
6,126	Daiichi Sankyo Co., Ltd.	138,123
1,214	Johnson & Johnson	157,832
6,161	Mitsubishi Tanabe Pharma Corp.	141,211
864	Novartis AG, ADR	74,174
3,804	Novo Nordisk A/S, ADR	183,163
9,770	Omega Protein Corp.	162,670
6,000	Owens & Minor, Inc.	175,200
2,041	UCB SA	145,324
		1,373,294
	PIPELINES – 1.8%
9,809	Boardwalk Pipeline Partners LP	144,192
2,014	Buckeye Partners LP	114,798
3,564	DCP Midstream LP	123,457
2,600	Enbridge, Inc.	108,784
6,865	Energy Transfer Equity LP	119,314
2,360	Enterprise Products Partners LP	61,525
4,016	Genesis Energy LP	105,822
2,413	Phillips 66 Partners LP	126,827
2,684	Spectra Energy Partners LP	119,116

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
September 30, 2017 (Unaudited)

Shares or Principal Amount		Value

	COMMON STOCKS (CONTINUED)
	PIPELINES (Continued)
3,380	TC PipeLines LP	$176,841
		1,200,676
	RETAIL – 1.1%
1,687	Asbury Automotive Group, Inc.(a)	103,076
1,420	CVS Health Corp.	115,474
4,242	Michaels Cos., Inc.(a)	91,076
3,925	MTY Food Group, Inc.	153,397
2,303	Target Corp.	135,900
1,419	Wal-Mart Stores, Inc.	110,881
		709,804
	SEMICONDUCTORS – 2.2%
653	Broadcom, Ltd.	158,379
3,131	Cirrus Logic, Inc.(a)	166,945
4,399	Intel Corp.	167,514
1,513	Lam Research Corp.	279,965
809	NXP Semiconductors NV(a)	91,490
3,000	Qorvo, Inc.(a)	212,040
1,473	Skyworks Solutions, Inc.	150,099
34,689	Telit Communications PLC	81,440
1,917	Texas Instruments, Inc.	171,840
		1,479,712
	SOFTWARE – 0.9%
2,280	Cerner Corp.(a)	162,610
759	Check Point Software Technologies, Ltd.(a)	86,541
1,517	Dassault Systemes	153,493
1,540	Fiserv, Inc.(a)	198,598
		601,242
	TRANSPORTATION – 0.4%
3,900	Golar LNG Partners LP	90,597
8,490	Ship Finance International, Ltd.	123,105
26,426	Teekay Offshore Partners LP	62,894
		276,596
	TRUCKING & LEASING – 0.4%
5,365	Greenbrier Cos., Inc.	258,325

	TOTAL COMMON STOCKS (Cost $15,629,709)	17,785,253

	EXCHANGE TRADED FUNDS – 18.4%
	DEBT FUNDS – 4.0%
10,865	iShares Emerging Markets High Yield Bond	551,844
10,680	iShares Global High Yield Corporate Bond	549,166
3,118	iShares iBoxx $High Yield Corporate Bond	276,754
2,278	iShares iBoxx $Investment Grade Corporate Bond	276,162

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
September 30, 2017 (Unaudited)

Shares or Principal Amount		Value

	EXCHANGE TRADED FUNDS (CONTINUED)
	DEBT FUNDS (Continued)
7,792	iShares J.P. Morgan Emerging Markets Local Currency Bond(a)	$375,808
2,450	iShares TIPS Bond	278,271
8,400	PowerShares International Corporate Bond Portfolio	227,178
1,860	SPDR Bloomberg Barclays International Corporate Bond	64,263
2,156	SPDR Citi International Government Inflation-Protected Bond	123,560
		2,723,006
	EQUITY FUNDS – 14.4%
26,354	iShares MSCI All Peru Capped	1,022,272
24,797	iShares MSCI Brazil Capped	1,033,787
20,168	iShares MSCI Chile Capped	980,568
22,400	iShares MSCI Frontier 100	701,792
27,765	iShares MSCI India	912,080
23,432	iShares MSCI Philippines	866,281
39,896	iShares MSCI Poland Capped	1,058,042
30,656	iShares MSCI Taiwan	1,106,681
12,028	iShares MSCI Thailand Capped	1,039,821
44,692	VanEck Vectors Russia	996,185
		9,717,509
	TOTAL EXCHANGE TRADED FUNDS (Cost $11,195,008)	12,440,515

	COMMODITY & NATURAL RESOURCE INVESTMENTS – 4.1%
857	Casillas Petroleum Resource Partners, LLC(b)	1,131,021
1,725,000	Kayne Anderson Energy Fund VII LP(b)	1,664,125

	TOTAL COMMODITY & NATURAL RESOURCE INVESTMENTS (Cost $2,413,954)	2,795,146

	HEDGE FUNDS – 10.0%
1,500	Condire Resource Partners LP(b)	1,598,381
1,625,000	Direct Lending Income Fund LP(b)	1,760,306
1,000	EJF Trust Preferred Fund LP(b)	1,000,000
4,271	Esulep LLC Permo Fund(b)	1,535,283
874,054	Rosebrook Opportunities Fund LP(b)(c)	836,309

	TOTAL HEDGE FUNDS (Cost $6,499,054)	6,730,279

	PRIVATE EQUITY – 12.9%
350,000	Abbott Secondary Opportunities LP(b)	364,653
144	Atlas Fintech Holdings Corp.(b)	1,656,000
2,500	Clear Guide Medical, Inc.(b)(c)	2,967,763
288,560	Committed Advisors Secondary Fund III(b)	449,447
10	GPB Automotive Portfolio LP(b)	500,696
500	Gravity Ranch Fund I LP(b)(c)	500,000
174,928	PineBridge Secondary Partners IV SLP(b)	184,405
618,000	Star Mountain Diversified Small Business Access Fund II LP(b)	659,215

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
September 30, 2017 (Unaudited)

Shares or Principal Amount		Value

	PRIVATE EQUITY (CONTINUED)
337,207	Tout, Inc. - Series C Preferred Stock(b)	$1,448,180

	TOTAL PRIVATE EQUITY (Cost $7,383,745)	8,730,359

	PRIVATE EQUITY DEBT – 6.5%
$500,000	Atlanta Healthcare Property Consultants, LLC, 12.00%, 11/19/2017(b)	530,000
500,000	Clear Guide Medical, Inc. - Convertible Note, 5.00%, 9/1/2018(b)	620,544
1,000,000	Doctor's Hospice of Georgia, Inc., 12.00%, 11/18/2017(b)	1,060,000
1,200,000	Tout, Inc. - Convertible Promissory Note, 5.00%, 1/1/2018(b)	1,200,000
1,000,000	Tout, Inc. - Convertible Promissory Note, 8.00%, 5/12/2018(b)	1,000,000

	TOTAL PRIVATE EQUITY DEBT (Cost $4,218,860)	4,410,544

	PRIVATE REAL ESTATE INVESTMENTS – 11.2%
95,075	ARCTRUST, Inc.(b)	1,348,168
101,470	Cottonwood Residential, Inc.(b)	1,930,974
756,500	Harbert Seniors Housing Fund I LP(b)	775,258
800	PCG Select Series I LLC - Series A Preferred Stock(b)	800,000
418,410	PRISA III Fund LP(b)	418,410
1,000,000	RS17 Rexburg Preferred LLC(b)(c)	1,000,000
56	Shopoff Land Fund III LP(b)	50,680
857,870	Stonehill Strategic Hotel Credit Opportunity Fund II LP(b)	964,322
2,522	Walton Real Estate Fund VIII LP(b)	267,426

	TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $6,767,230)	7,555,238

	PUBLIC REAL ESTATE INVESTMENTS – 1.8%
	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS – 1.8%
111,521	Behringer Harvard Opportunity(b)	209,660
18,060	Black Creek Diversified Property Fund, Inc.(b)	134,731
136,771	Highlands REIT, Inc.(b)	47,870
153,283	Inventrust Properties Corp.(b)	504,301
102,130	KBS REIT II, Inc.(b)	252,773
3,330	Phillips Edison Grocery Center(b)	33,964
		1,183,299
	PUBLIC NON-TRADED REAL ESTATE LIMITED PARTNERSHIP – 0.0%
1,725	Uniprop Manufactured Housing Communities Income Fund II(b)	22,511

	TOTAL PUBLIC REAL ESTATE INVESTMENTS (Cost $969,325)	1,205,810

	REAL ESTATE LOANS – 3.3%
$400,000	Airport Center Development Partners, LLC, 9.50%, 9/17/2018(b)	400,000
400,000	Dog Wood Park of Northeast Florida, LLC, 9.50%, 3/21/2018(b)	400,000
500,000	Dot Square Partners II, LLC, 9.50%, 7/7/2018(b)	500,000
400,000	Hauiki Hui, LLC, 9.50%, 1/1/2018(b)	400,000

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
September 30, 2017 (Unaudited)

Shares or Principal Amount		Value

	REAL ESTATE LOANS (CONTINUED)
500,000	Saratoga Springs Partners, LLC, 9.50%, 11/1/2017(b)	$500,000

	TOTAL REAL ESTATE LOANS (Cost $2,102,000)	2,200,000

	SHORT-TERM INVESTMENTS – 5.1%
3,470,181	Fidelity Institutional Government Portfolio - Institutional Class, 0.95%(d)	3,470,181

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,470,181)	3,470,181

	TOTAL INVESTMENTS – 99.7% (Cost $60,649,066)	67,323,325
	Other assets less liabilities – 0.3%	179,566

	TOTAL NET ASSETS –100.0%	$67,502,891

ADR – American Depositary Receipt
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

(a)	Non-income Producing
(b)	Illiquid Security. Total illiquid securities represent 49.82% of net assets as of September 30, 2017.
(c)	Denotes an investment in an affiliated entity. Please refer to the Notes to Schedule of Investments, subsection Investments in Affiliated Issuers.
(d)	Represents the current rate as of September 30, 2017.

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments September 30, 2017 (Unaudited)

Organization - Wildermuth Endowment Strategy Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on August 28, 2013, and did not have any operations from that date until December 31, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2015. The Fund’s investment objective is to seek total return through a combination of long-term capital appreciation and income generation. The Fund will pursue its objective by investing in assets that Wildermuth Advisory, LLC (the “Adviser”) believes provide favorable long-term capital appreciation and risk-adjusted return potential, as well as in income-producing assets that the Adviser believes will provide consistent income generation and liquidity.

The Fund is engaged in a continuous offering, up to a maximum of 25 million shares of beneficial interest, and will operate as an interval fund that will offer to make quarterly repurchases of shares at the Fund’s net asset value (“NAV”). The Fund currently has three classes of shares registered: Class A, Class C, and Class I.

Investment Valuation - For purposes of determining the NAV of the Fund, and as applicable, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Fair Value Committee shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at the closing price, or, in the case of securities not reported by NASDAQ, a comparable source, as the Fair Value Committee deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain debt securities may be valued on the basis of prices provided by a pricing service based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The “last reported” trade price or sale price or “closing” bid price of a security on any trading day shall be deemed to be: (a) with respect to securities traded primarily on the NYSE, the American Stock Exchange or NASDAQ, the last reported trade price or sale price, as the case may be, as of 4:00 p.m., Eastern Time, on that day, and (b) for securities listed, traded or quoted on any other exchange, market, system or service, the market price as of the end of the “regular hours” trading period that is generally accepted as such by such exchange, market, system or service. If, in the future, the benchmark times generally accepted in the securities industry for determining the market price of a stock as of a given trading day shall change from those set forth above, the fair market value of a security shall be determined as of such other generally accepted benchmark times.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV have materially affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund.

If market quotations are not readily available, securities are valued at fair values as determined in good faith by the Board of Trustees (the “Board”). The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved to the Fair Value Committee, subject to Valuation Committee and ultimately Board oversight. The Fair Value Committee will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any. As appropriate, the Valuation Committee and the Board will review any securities valued by the Fair Value Committee in accordance with the Fund’s valuation policies during these periodic reports.

Investments in privately placed debt instruments initially will be valued at cost (purchase price plus all related acquisition costs and expenses, such as legal fees and closing costs) and thereafter will be revalued quarterly at fair value.

Investment Funds that are Private Funds and Non-Traded REITs (“Non-Traded Funds”) will be difficult to value, particularly to the extent that their underlying investments are not publicly traded. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, the Fair Value Committee, acting under the Valuation Committee and ultimately the Board’s supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund’s investment based on the most recent value reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Fair Value Committee will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a premium or discount.

There is no single standard for determining fair value of a security. Rather, the Fair Value Committee’s fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes. In determining the fair value of a security for which there are no readily available market quotations, the Fair Value Committee, acting under the Valuation Committee and ultimately the Board’s supervision and pursuant to policies implemented by the Board, may consider several factors, including, but not limited to: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other accounts managed by the Adviser and the method used to price the security in those accounts; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Fund; and (vii) the liquidity or illiquidity of the market for the security. Based on its review of all relevant information, the Fair Value Committee may conclude in certain circumstances that the information provided by the asset manager and/or issuer of a Non-Traded Fund does not represent the fair value of the Fund’s investment in such security.

Because any Corporate Subsidiary through which the Fund invests in private equity investments or private oil and gas funds is treated as a regular taxable corporation, for U.S. federal income tax purposes any Corporate Subsidiary will incur tax expenses. Any Corporate Subsidiary used by the Fund will accrue, in accordance with generally accepted accounting principles, a deferred income tax liability balance at the currently effective maximum statutory U.S. federal income tax rate (currently 35%) plus an assumed state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received on equity securities considered to be return of capital. In calculating its Daily NAV, the Fund will, among other things, account for any Corporate Subsidiary’s deferred tax liability and/or asset balances. Any deferred tax liability balance of any Corporate Subsidiary used by the Fund will reduce the Fund’s NAV.

Generally accepted accounting principles in the United States of America (“GAAP”) defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•
Level 1 — quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active). Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of September 30, 2017:

			Fair Value Measurements at the End of the Reporting Period Using
Investment in Securities	Practical Expedient**		Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Common Stock*	$-		$17,785,253	$-	$-	$17,785,253
Exchange Traded Funds*	-		12,440,515	-	-	12,440,515
Commodity & Natural Resource Investments	1,664,125	(1)(5)(6)	-	-	1,131,021	2,795,146
Hedge Funds	5,730,279	(2)(5)(6)	-	-	1,000,000	6,730,279
Private Equity	1,023,868	(3)(5)(6)	-	-	7,706,491	8,730,359
Private Equity Debt	-		-	-	4,410,544	4,410,544
Private Real Estate Investments	2,539,580	(4)(5)(6)	-	-	5,015,658	7,555,238
Public Real Estate Investments*	-		-	-	1,205,810	1,205,810
Real Estate Loans	-		-	-	2,200,000	2,200,000
Short Term Investments	-		3,470,181	-	-	3,470,181
Total	$10,957,852		$33,695,949	$-	$22,669,524	$67,323,325

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

**
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedule of investments.

(1) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Kayne Anderson Energy Fund VII LP	Not Applicable	Not Applicable	Capital Gains	Purchase oil and gas companies; extraction and production companies.	None

(2) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Condire Resource Partners LP	Quarterly	45 days	Capital Gains	Long/short mining and energy	12 months
Direct Lending Income Fund LP	Quarterly	35 days	Current Income	Buying existing small business loans	None
Esulep LLC Permo Fund	Monthly	21 days	Capital Gains	S&P futures and options spreads	None
Rosebrook Opportunities Fund LP	Quarterly	Not Applicable	Capital Appreciation	Buying distressed hedge fund assets	None

(3) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Abbot Secondary Opportunities LP	Not Applicable	Not Applicable	Capital Gains	Purchase private equity funds on secondary market	None
Star Mountain Diversified Small Business Access Fund II LP	Not Applicable	Not Applicable	Capital Appreciation	Structured Credit	None

(4) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Harbert Seniors Housing Fund I LP	Quarterly	Not Applicable	Income and Capital Appreciation	Real Estate	None
PCG Select Series I LLC - Series A Preferred Stock	Not Applicable	Not Applicable	Income	Real Estate Loans	None
Stonehill Strategic Hotel Credit Opportunity Fund II LP	Not Applicable	Not Applicable	Current Income	Value added lending to hospitality assets	None

(5) Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions. Different tranches may have different liquidity terms and may be subject to investor level gates.

(6) These investments are domiciled in the United States.

For the period ended September 30, 2017, there were no transfers in and out of Level 1 and Level 2 or into Level 3. The transfers out of Level 3 in the following table represent securities now being valued using net asset value per share practical expedient, which is not included in the fair value measurement hierarchy. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a rollforward of the activity in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2017	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases	Sales or Conversions	Net realized gain	Return of Capital	Tax Basis Adjustments	Change in net unrealized gain	Ending balance September 30, 2017
Wildermuth Endowment Strategy Fund
Commodity & Natural Resource Investments	$856,834	$-	$-	$-	$-	$-	$-	$-	$274,187	$1,131,021
Hedge Funds	-	-	-	1,000,000	-	-	-	-	-	1,000,000
Private Equity	5,089,793	-	-	2,004,804	-	-	-	-	611,894	7,706,491
Private Equity Debt	-	-	-	4,218,860	-	-	-	-	191,684	4,410,544
Public Non-Traded Business Development Companies	718,716	-	-	-	(688,590)	43,310	-	-	(73,436)	-
Private Real Estate Investments	4,953,388	-	(1,800,000)	1,670,601		-	-	(82,450)	274,119	5,015,658
Public Real Estate Investments	1,776,721	-	-	-	(334,163)*	-	(102,131)	(8,641)	(125,976)	1,205,810
Real Estate Loans	-	-	-	2,102,000	-	-	-	-	98,000	2,200,000
	$13,395,452	$-	$(1,800,000)	$10,996,265	$(1,022,753)	$43,310	$(102,131)	$(91,091)	$1,250,472	$22,669,524

*	Represents $334,163 in public real estate investments, which along with an accumulated loss of $36,432, was converted to common stock.

The following is a summary of quantitative information about the significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2017:

Type of Level 3 Investment	Fair Value as of September 30, 2017	Valuation Technique	Unobservable Inputs
Commodity & Natural Resource Investments	$1,131,021	Private Transaction Cost	Not Applicable*
Hedge Funds	$1,000,000	Private Transaction Cost	Not Applicable*
Private Equity	$7,706,491	Private Transaction Cost, Option Pricing Method**	Not Applicable*
Private Equity Debt	$4,410,544	Private Transaction Cost	Not Applicable*
Private Real Estate Investments	$5,015,658	Private Transaction Cost	Not Applicable*
Public Real Estate Investments	$1,205,810	Current Value Method***	Not Applicable*
Real Estate Loans	$2,200,000	Private Transaction Cost	Not Applicable*

*	Financial information is not prepared in accordance with GAAP or ASC Topic 946
**
Relies on financial option theory to allocate value amoung difference classes of members' equity based upon a future option "claim" on value. Under this method, the values of the various classes of stock are estimated as the net value of a series of call options, representing the present value of the expected future returns to the shareholders.

***
The Current Value Method, also referred to as the “Waterfall Method,” is based on allocating the Enterprise Value (individual assets net of liabilities) across the various classes of securities, in conformance with liquidation preferences and conversion values.

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain security shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Value Beginning of Period	Purchases	Sales Or Return of Capital	Securities no longer meeting the definition of an affiliated investment	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis Adjustments	Value End of Period	Dividends Credited to Income

Clear Guide Medical, Inc.	$2,989,100	$-	$-		$(16,264)	$-	$(5,073)	$2,967,763	$-

Gravity Ranch Fund I LP	-	500,000	-		-	-		500,000	-

PCG Select Series I LLC - Series A Preferred Stock*	816,359			(800,000)	(16,359)	-		-	-	**

RS17 Rexburg Preferred LLC	-	1,000,000	-	-	-	$-	$-	1,000,000

Rosebrook Opportunities Fund LP	-	1,020,000	(145,946)		(37,745)			836,309	-
	$3,805,459	$2,520,000	$(145,946)	$(800,000)	$(70,368)	$-	$(5,073)	$5,304,072	$-

*
Affiliated security as of December 31, 2016, but no longer meeting the 5% ownership in voting securities definition for the period ended September 30, 2017. The inclusion in the table above is to provide the net change for affiliated securities as a whole. The security is still held in the portfolio, see the Schedule of Investments for current value.

**
Dividends accrued from this security for the period ended September 30, 2017 were $69,580. The amount is not included in the table above as the security no longer meets the definition of an affiliated investment.

Federal Income Tax Information

At December 31, 2016, gross unrealized appreciation/depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of investments	$33,164,338

Gross unrealized appreciation	$3,454,348
Gross unrealized depreciation	(696,005)

Net unrealized appreciation on investments	$2,758,343

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing difference in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wildermuth Endowment Strategy Fund

By:	/s/ Daniel Wildermuth
Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Wildermuth
Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer
(Principal Executive Officer)

Date:	November 27, 2017

By:	/s/ Gerard Scarpati
Gerard Scarpati
Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	November 21, 2017

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)